Private Placement (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Warrants (in Shares)		7,347,500
Private Placement [Member]
Private Placement (Details) [Line Items]
Price per warrants (in Dollars per share)	$ 1
Aggregate price	$ 7,347,500	$ 7,347,500
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Price per warrants (in Dollars per share)		$ 1
IPO [Member]
Private Placement (Details) [Line Items]
Warrants (in Shares)		2,185,000
Over-Allotment Option [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Warrants (in Shares)		697,500
I-Bankers and Dawson James [Member]
Private Placement (Details) [Line Items]
Warrants (in Shares)		5,162,500